Nature of the Organization and Business (Tables)	12 Months Ended
Jun. 30, 2026
Nature of the Organization and Business [Abstract]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE

As of June 30, 2026, the Company’s major subsidiaries, VIE and subsidiaries of the VIE are as follows:

	Date of	Place of	Ownership
Name of Entity	Incorporation	Incorporation	Percentage	Principal Activities
BaiJiaYun Limited (“BJY”)	April 22, 2021	Cayman Islands	100%	Investment holding
Subsidiaries of BJY
BaiJia Cloud Limited (“BaiJiaYun HK”)	May 6, 2021	Hong Kong	100%	Investment holding
Beijing Baishilian Technology Co., Ltd. (“BaiJiaYun WFOE”)	September 6, 2021	PRC	100%	Investment holding
Shenzhen Baishilian Technology Co., Ltd. (“Shenzhen Baishilian”)	October 27, 2021	PRC	100%	Provision of cloud computing services
Nanning Baishilian Information Technology Co., Ltd. (“Nanning Baishilian”)	September 13, 2021	PRC	100%	Investment holding
Nanjing Baishilian Technology Co., Ltd. (“Nanjing Baishilian”)	January 21, 2022	PRC	100%	Provision of cloud computing services
Zhejiang Baijiashilian Technology Co., Ltd. (“Zhejiang WFOE”)	December 28, 2022	PRC	100%	Investment holding

VIE
Baijia Cloud Technology Co., Ltd. (“BaiJia Cloud Technology”)	October 12, 2019	PRC	100% owned through VIE agreements	Provision of cloud computing services

VIE’s Subsidiaries
Nanjing Baijia Cloud Technology Co., Ltd. (“Nanjing BaiJiaYun”)	June 13, 2018	PRC	100% owned by VIE	Provision of cloud computing services
Baijiayun Information Technology Co., Ltd. (“BaiJiaYun Information Technology”)	June 18, 2019	PRC	40% owned by VIE	Provision of cloud computing services
Guizhou Baijia Cloud Technology Co., Ltd. (“Guizhou BaiJiaYun”)	April 8, 2019	PRC	100% owned by VIE	Provision of cloud computing services
Beijing Baijiayun Digital Technology Co., Ltd. (“Baijiayun Digital Technology”, formerly known as Beijing Haoyu Xingchen Cultural Communication Co., Ltd.) (“Haoyu Xingchen”)	June 23, 2020	PRC	100% owned by VIE	Provision of cloud computing services

	Date of	Place of	Ownership
Name of Entity	Incorporation	Incorporation	Percentage	Principal Activities
Henan Baijia Cloud Information Technology Co., Ltd. (“Henan BaiJiaYun”)	April 13, 2021	PRC	51% owned by VIE	Provision of cloud computing services
Guangxi Weifang Technology Co., Ltd. (“Guangxi Weifang”)	November 3, 2021	PRC	100% owned by VIE	Provision of cloud computing services
Shanghai BaiJiaYun Technology Co., Ltd. (“Shanghai BaiJiaYun”)	October 22, 2021	PRC	100% owned by VIE	Provision of cloud computing services
Beijing Baijiayun Deran Technology Co., Ltd. (“Beijing Deran”)	May 29, 2012	PRC	100% owned by VIE	Provision of cloud computing services
Guangxi Hengsheng Information Technology Co., Ltd. (“Guangxi Hengsheng”)	September 16, 2022	PRC	40% owned by VIE	Provision of cloud computing services
Guangxi Chuanghe Technology Co., Ltd. (“Guangxi Chuanghe”)	August 30, 2022	PRC	40% owned by VIE	Provision of cloud computing services
Beijing Baijia Yunlong Technology Co., Ltd. (“Baijia Yunlong”)	April 12, 2023	PRC	100% owned by VIE	Provision of cloud computing services
Wuhan Qiyunshilian Technology Co., Ltd. (“Wuhan Qiyunshilian”)	January 13, 2021	PRC	100% owned by VIE	Provision of cloud computing services
Beijing Hydrogen Data Information Technology Co., Ltd. (“Beijing Hydrogen”)	December 1, 2014	PRC	100% owned by VIE	Provision of cloud computing services
Zhejiang Baijiayun Technology Co., Ltd. (“Zhejiang BaiJiaYun”)	January 16, 2023	PRC	100% owned by VIE	Provision of cloud computing services
Wuhan Baijia Cloud Technology Co., Ltd. (“Wuhan BaiJiaYun”)	August 7, 2017	PRC	100% owned by VIE	Provision of cloud computing services
Wuhan Baijiayunlong Technology Co., Ltd.	June 23, 2026	PRC	100% owned by VIE	Provision of cloud computing services
Wuhan Langchenyunzhi Technology Co., Ltd.	June 17, 2026	PRC	40% owned by VIE	Provision of cloud computing services

Schedule of Consolidated Financial Statements

The following amounts and balances of the VIE, and its subsidiaries were included in the Company’s consolidated financial statements after the elimination of intercompany balances and transactions as of June 30, 2026 and 2025 and for the years then ended:

	As of June 30,
	2026	2025
ASSETS
Current assets
Cash and cash equivalents	$2,707,707	$1,843,717
Restricted cash	68,610	135,607
Notes receivable	148,856	—
Accounts receivable, net	4,342,701	9,101,424
Prepayments	6,852,407	5,237,721
Prepayments - related parties	69,520	65,847
Inventories	22,357,493	12,565,337
Due from related parties	48,117	—
Prepaid expenses and other current assets, net	10,414,450	7,170,159
Total current assets	47,009,861	36,119,812

Property and equipment, net	69,217	94,513
Intangible assets, net	5,477,585	8,647,574
Operating lease right of use assets, net	343,754	559,637
Deferred tax assets, net	4,859,728	6,457,739
Long-term investments	104,142	—
Other non-current assets	83,262	449,778
Total non-current assets	10,937,688	16,209,241

Total assets	$57,947,549	$52,329,053

LIABILITIES
Current liabilities
Short-term borrowings	$4,126,689	$8,375,677
Accounts and notes payable	14,226,878	8,367,698
Accounts payable - related parties	72,118	198,301
Contract liabilities	20,110,328	18,257,180
Income tax payable	399,741	613,017
Deferred revenue	185,228	1,286,603
Amount due to related parties	123,801	117,259
Operating lease liabilities, current	248,863	274,526
Accrued expenses and other liabilities	2,127,744	2,116,183
Total current liabilities	41,621,390	39,606,444

Deferred tax liabilities	450,348	494,725
Operating lease liabilities, non-current	74,079	303,088
Total non-current liabilities	524,427	797,813
Total liabilities	$42,145,817	$40,404,257
	For the year Ended June 30,
	2026	2025	2024
Revenues	$32,015,721	$41,903,631	$58,373,260
Cost of revenues	$(25,424,502)	$(32,928,006)	$(47,430,643)
Total operating expenses	$(4,578,948)	$(29,366,786)	$(68,148,892)
Net income/ (loss)	$1,305,494	$(13,667,611)	$(56,536,689)
Net cash provided by/ (used in) operating activities	$3,692,195	$(4,195,152)	$(17,398,963)
Net cash (used in)/ provided by investing activities	$(20,697)	$(22,629)	$5,586,547
Net cash (used in)/ provided by financing activities	$(2,898,310)	$415,841	$6,009,064